Long-Term Debt - Additional Information - USD Term Loans (Detail) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2017 USD ($) term_loan vessel	Dec. 31, 2016 USD ($) term_loan vessel
Debt Instrument [Line Items]
Outstanding amount	$ 3,374,560	$ 6,730,132
Secured debt
Debt Instrument [Line Items]
Number of debt instruments | term_loan	8
Outstanding amount	$ 1,300,000	$ 3,700,000
Number of term loans which have balloon or bullet repayments | term_loan	8
Number of vessels | vessel	16	46
Outstanding term loans not guaranteed by Teekay or its subsidiaries		$ 56,200
Secured debt | Remaining Term Loans
Debt Instrument [Line Items]
Debt instrument, interest rate terms	LIBOR plus a margin
Secured debt | Remaining Term Loans | Three-month LIBOR | Minimum
Debt Instrument [Line Items]
Debt instrument spread on variable rate	0.30%	0.30%
Secured debt | Remaining Term Loans | Three-month LIBOR | Maximum
Debt Instrument [Line Items]
Debt instrument spread on variable rate	2.80%	3.50%
Teekay Offshore | Secured debt
Debt Instrument [Line Items]
Number of debt instruments | term_loan		15
Outstanding amount		$ 2,200,000